REPORTING ENTITY - Sale of BAC Holding - Textual (Details) - COP ($) $ / shares in Units, $ in Millions				12 Months Ended
	Dec. 19, 2022	Dec. 14, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Value issuance of shares				$ 1,655,855	$ 120
BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Share price (in dollar per share)		$ 293
BAC Holding International Corp | Banco de Bogota S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in associate			25.00%
Percentage of investment in associates ceased and recognized as financial assets	4.11%	4.11%
Banco de Bogota S.A. | BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Number shares sold		9,030,424,454
Value issuance of shares		$ 2,645,914
BAC Holding International Corp | Banco de Bogota S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage Of Spin Off			75.00%